CREDIT LINES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Bank guarantees	$ 57,800	$ 28,737	$ 37,236
Line of credit outstanding amount		62,200
Line of credit utilized		37,500
Expiration date	Jun. 30, 2023
Other Financial Institution [Member]
Debt Instrument [Line Items]
Line of credit not utilized		$ 5,000
Minimum [Member]
Debt Instrument [Line Items]
Credit lines carried interest rate		2.10%
Borrowing capacity under the credit agreement	$ 12,200
Maximum [Member]
Debt Instrument [Line Items]
Credit lines carried interest rate		8.00%
Borrowing capacity under the credit agreement	$ 62,200